Organization and Nature of Operations	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Operations
1. Organization and Nature of Operations
(a) Principal activities
XPeng Inc. (“XPeng” or the “Company”) was incorporated under the laws of the Cayman Islands on December 27, 2018, as an exempted company with limited liability. The Company, its subsidiaries and consolidated variable interest entity (“VIE”) and VIE’s subsidiaries (“VIEs”, also refer to VIE and its subsidiaries as a whole, where appropriate) are collectively referred to as the “Group”.
The Group designs, develops and delivers smart electric vehicles. It manufactures all vehicles through its own plants in Zhaoqing, Guangzhou and Wuhan. As of December 31, 2022 and 2023, its primary operations are conducted in the People’s Republic of China (“PRC”).
(b) Initial Public Offering and Global Offering
In August and December 2020, the Company completed its initial public offering
(“IPO”)
and
follow-on
offering
(“FO”)
on the New York Stock Exchange (“NYSE”).
In July 2021, the Company completed its global offering
(“Global Offering”),
including the Hong Kong Public Offering and the International Offering, on the Hong Kong Stock Exchange
(“HKEX”)
.

(c) Principal subsidiaries and VIEs
As of December 31, 2023, the Company’s principal subsidiaries and VIEs are as follows:

	Place of incorporation	Date of incorporation or acquisition	Equity interest held	Principal activities

Principal subsidiaries
Guangzhou Chengxing Zhidong Automotive Technology Co., Ltd. (“Chengxing”)	PRC	January 09, 2015	100%	Investment holding
Guangzhou Xiaopeng Motors Technology Co., Ltd.(“Xiaopeng Technology”)	PRC	May 12, 2016	100%	Design and technology development
Guangzhou Xiaopeng Automobile Manufacturing Co., Ltd.	PRC	April 07, 2017	100%	Design and technology development
Zhaoqing Xiaopeng New Energy Investment Co., Ltd.(“Zhaoqing Xiaopeng New Energy”) (1)	PRC	February 13, 2020	100%	Manufacturing of vehicles
Zhaoqing Xiaopeng Automobile Co., Ltd.(“Zhaoqing XPeng”)	PRC	May 18, 2017	100%	Manufacturing of battery pack
Xiaopeng Motors Sales Co., Ltd. (“Xiaopeng Motors Sales”)	PRC	January 08, 2018	100%	Vehicle wholesale and retail
Beijing Xiaopeng Automobile Co., Ltd.(“Beijing Xiaopeng”)	PRC	April 28, 2018	100%	Vehicle wholesale and retail, design and technology development
Beijing Xiaopeng Automobile Sales Service Co., Ltd.	PRC	November 09, 2020	100%	Vehicle wholesale and retail
Guangzhou Xiaopeng Automatic Driving Technology Co., Ltd.	PRC	November 18, 2019	100%	Technology development
Guangzhou Xiaopeng Smart Charging Technology Co., Ltd.	PRC	June 22, 2020	100%	Smart charging technology development
Xiaopeng Automobile Central China (Wuhan) Co., Ltd.(“Wuhan Xiaopeng”)	PRC	April 30, 2021	100%	Technology development and vehicle retail
Shanghai Xiaopeng Motors Technology Co., Ltd.(“Shanghai Xiaopeng”)	PRC	February 12, 2018	100%	Technology development and vehicle retail
Guangzhou Zhipeng Manufacturing Co., Ltd.	PRC	January 14, 2021	100%	Manufacturing of vehicles
Wuhan Xiaopeng Smart Manufacturing Co., Ltd.	PRC	August 16, 2021	100%	Manufacturing of battery pack and electric drive system
XPeng Huitian Holding Limited	BVI	October 12, 2020	100%	Investment holding
XPeng Dogotix Holding Limited	BVI	January 05, 2021	100%	Investment holding
Dogotix Inc.	BVI	October 09, 2023	100%	Investment holding
XPeng (Hong Kong) Limited	Hong Kong	February 12, 2019	100%	Investment holding

(1)
On February 13, 2020, Zhaoqing Xiaopeng New Energy was established by (i) Zhaoqing XPeng, which is a wholly owned subsidiary of the Company, and (ii) Zhaoqing Kunpeng Motor Technology Co., Ltd. (“Zhaoqing Kunpeng”), which is jointly owned by two shareholders of the Company. Each of Zhaoqing XPeng and Zhaoqing Kunpeng subscribed for 50% of the equity interest of Zhaoqing Xiaopeng New Energy, with Zhaoqing Kunpeng’s capital contribution representing an amount of RMB0 Yuan. Zhaoqing Xiaopeng New Energy holds a license for the manufacture of EVs and smart EVs which was approved by the Ministry of Industry and Information Technology (
“
MIIT”). Pursuant to the terms of the arrangement, Zhaoqing Kunpeng does not have substantive participating rights to and is not entitled to any economic interest in Zhaoqing Xiaopeng New Energy. Therefore, Zhaoqing Xiaopeng New Energy has historically been consolidated by the Company as Zhaoqing XPeng substantially controls the entity’s assets and operating activities and bears fully all risks and rewards of ownership.

On February 13, 2020, Zhaoqing XPeng and Zhaoqing Kunpeng entered into a share transfer agreement, among which Zhaoqing Kunpeng agreed to transfer the 50% of the equity interest in Zhaoqing Xiaopeng New Energy to Zhaoqing XPeng at the price of the higher of (i) RMB1 Yuan or (ii) the capital injection actually paid by Zhaoqing Kunpeng upon the earlier of (i) the removal of the PRC foreign investment restrictions in the whole-unit vehicle industry; or (ii) December 31, 2022.
Effective from January 1, 2022, the PRC foreign investment restrictions in the whole-unit vehicle industry were removed. Therefore, on January 4, 2022, Zhaoqing Kunpeng transferred its 50% equity interest in Zhaoqing Xiaopeng New Energy to Zhaoqing XPeng for a total cash consideration of RMB1 Yuan, after which Zhaoqing Xiaopeng New Energy become the Company’s indirect wholly owned subsidiary. This transfer did not affect the continued consolidation of financial statements of Zhaoqing Xiaopeng New Energy by the Company.

(2)	The English names of the subsidiaries and VIEs represent the best effort by the management of the Company in translating its Chinese names as they do not have official English name.

	Place of incorporation	Date of incorporation or acquisition	Principal activities
VIEs
Guangzhou Zhipeng IoV Technology Co., Ltd. (“Zhipeng IoV”) (Note 1(c)(i))	PRC	May 23, 2018	Business of development and the operation of an Internet of Vehicles network
Guangzhou Yidian Zhihui Chuxing Technology Co., Ltd. (“Yidian Chuxing”) (Note 1(c)(ii))	PRC	May 24, 2018	Business of provision of online-hailing services through online platform
Guangzhou Xintu Technology Co., Ltd. (“Xintu Technology”) (Note 1(c)(i))	PRC	April 27, 2021	Surveying and mapping
Guangdong Intelligent Insurance Agency Co., Ltd. (“GIIA”, formerly known as Qingdao Miaobao Insurance Agency Co., Ltd.) (Note 1(c)(iii))	PRC	July 22, 2022	Insurance agency
VIEs’ subsidiary
Jiangsu Zhipeng Kongjian Information Technology Co., Ltd. (“Zhipeng Kongjian”, formerly known as Jiangsu Zhitu Technology Co., Ltd., a subsidiary of Xintu Technology) (Note 1(c)(i))	PRC	June 23, 2021	Surveying and mapping
(i) Zhipeng IoV which is primarily engaged in the business of development and the operation of an Internet of Vehicles network was established by two shareholders of the Company (the “Zhipeng IoV’s Nominee Shareholders”) on May 23, 2018. On May 28, 2018, Xiaopeng Technology, Zhipeng IoV, and Zhipeng IoV’s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Technology to exercise the equity owner’s rights over Zhipeng IoV. These agreements provide the Company, as the only shareholder of Xiaopeng Technology, with a controlling financial interest under ASC 810 in Zhipeng IoV to direct the activities that most significantly impact Zhipeng IoV’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Zhipeng IoV. Management concluded that Zhipeng IoV is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of Zhipeng IoV and shall consolidate the financial results of Zhipeng IoV in the Group’s consolidated financial statements under U.S. GAAP.
On April 27, 2021, Zhipeng IoV established Xintu Technology and became the only shareholder of Xintu Technology. On June 23, 2021, Xintu Technology acquired 100% of the equity interest of Zhipeng Kongjian which possesses surveying and mapping qualification certificate, which is determined to be an asset acquisition.
On August 12, 2021, Guangzhou Kuntu Technology Co., Ltd. (“Kuntu Technology”), a company controlled by the Zhipeng IoV’s Nominee Shareholders, acquired 100% of the equity interest of Xintu Technology from Zhipeng IoV. On the same day, Xiaopeng Technology, Xintu Technology and Kuntu Technology entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Technology to exercise the equity owner’s rights over Xintu Technology. These agreements provide the Company, as the only shareholder of Xiaopeng Technology, with a controlling financial interest under ASC 810 in Xintu Technology to direct the activities that most significantly impact Xintu Technology’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Xintu Technology. Management concluded that Xintu Technology is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of Xintu Technology and shall consolidate the financial results of Xintu Technology in the Group’s consolidated financial statements under U.S. GAAP. As of December 31, 2023, Xintu Technology did not have significant operations, nor any material assets or liabilities.

On September 6, 2021, Xiaopeng Technology (wholly owned by the Company) acquired 50% equity interests in Zhipeng IoV from Zhipeng IoV’s Nominee Shareholders. At the same time, the aforementioned contractual agreements had been modified to reflect the change of equity interests in Zhipeng IoV. Xiaopeng Technology, Zhipeng IoV, and Zhipeng IoV’s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Technology to exercise the equity owner’s rights over Zhipeng IoV. These agreements, coupled with its 50% equity interest, results in the Company, being the VIE’s primary beneficiary, with a controlling financial interest under ASC 810 in Zhipeng IoV, to direct the activities that most significantly impact Zhipeng IoV’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Zhipeng IoV. Accordingly, the Company continued to consolidate the financial results of Zhipeng IoV under U.S. GAAP. As of December 31, 2023, Zhipeng IoV did not have significant operations, nor any material assets or liabilities.
(ii) Yidian Chuxing which is primarily engaged in the business of provision of online-hailing services through online platform was established by two shareholders of the Company (the “Yidian Chuxing’s Nominee Shareholders”) on May 24, 2018. On May 28, 2018, Guangzhou Xiaopeng Zhihui Chuxing Technology Co., Ltd, (“Xiaopeng Chuxing”), Yidian Chuxing, and Yidian Chuxing’s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Chuxing to exercise the equity owner’s rights over Yidian Chuxing. These agreements provide the Company, as the only shareholder of Xiaopeng Chuxing, with a controlling financial interest under ASC 810 in Yidian Chuxing to direct the activities that most significantly impact Yidian Chuxing’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Yidian Chuxing. Management concluded that Yidian Chuxing is a variable interest entity of the Company and the Company is the ultimate primary beneficiary of Yidian Chuxing and shall consolidate the financial results of Yidian Chuxing in the Group’s consolidated financial statements under U.S. GAAP.
On September 10, 2021, Xiaopeng Chuxing (wholly owned by the Company) acquired 50% equity interests in Yidian Chuxing from Yidian Chuxing’s Nominee Shareholders. At the same time, the aforementioned contractual agreements have been modified to reflect the change of equity interests in Yidian Chuxing. Xiaopeng Chuxing, Yidian Chuxing, and Yidian Chuxing’s Nominee Shareholders entered into a series of contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney that irrevocably authorized Xiaopeng Chuxing to exercise the equity owner’s rights over Yidian Chuxing. These agreements, coupled with its 50% equity interest, results in the Company, being the VIE’s primary beneficiary, with a controlling financial interest under ASC 810 in Yidian Chuxing, to direct the activities that most significantly impact Yidian Chuxing’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from Yidian Chuxing. Accordingly, the Company continued to consolidate the financial results of Yidi
a
n Chuxing under U.S. GAAP. As of December 31, 2023, Yidian Chuxing did not have significant operations, nor any material assets or liabilities.
(iii) GIIA, primarily engaged in the business of insurance agency services and established in 2007, was acquired by Guangzhou Xuetao Enterprise Management Co., Ltd. (“Guangzhou Xuetao”), a company jointly established by the former senior vice president of the Company and his spouse (the “GIIA’s Nominee Shareholders”). On July 22, 2022, Xiaopeng Motors Sales (wholly owned by the Company), Guangzhou Xuetao and GIIA’s Nominee Shareholders entered into a cooperation agreement that Guangzhou Xuetao irrevocably authorized Xiaopeng Motors Sales to exercise the

100%
equity owner’s rights over GIIA. The agreement provides the Company, as the only shareholder of Xiaopeng Motors Sales, with a controlling financial interest under ASC 810 in GIIA to direct the activities that most significantly impact GIIA’s economic performance and enable the Company to obtain substantially all of the economic benefits arising from GIIA. As a result of this contractual arrangement, management concluded that GIIA is a VIE of the Company and the Company is the ultimate primary beneficiary of GIIA and shall consolidate the financial results of GIIA in the Group’s consolidated financial statements under U.S. GAAP. As of December 31, 2023, GIIA did not have significant operations, nor any material assets or liabilities.

Subsequently, this cooperation agreement was terminated and the new contractual agreements, including an equity interest pledge agreement, a loan agreement, exclusive service agreement, exclusive call option agreement and power of attorney, were entered into among GIIA, Xiaopeng Motors Sales, Guangzhou Xuetao and a new nominee shareholder who is the Group’s general counsel on January 31, 2024. Upon the effective date of these new contractual agreements, the Company remains the ultimate primary beneficiary of GIIA and continues to consolidate the financial results of GIIA.

(d) Liquidity
The Group has been incurring losses from operations since inception. The Group incurred net losses of RMB4,863,096, RMB9,138,972 and RMB10,375,775 for the years ended December 31, 2021, 2022 and 2023, respectively. Accumulated deficit amounted to RMB25,330,916 and RMB35,760,301 as of December 31, 2022 and 2023, respectively. Net cash used in operating activities was approximately RMB1,094,591 and RMB8,232,376 for the years ended December 31, 2021 and 2022, respectively. Net cash provided by operating activities was approximately RMB956,164 for the year ended December 31, 2023.
The Group’s liquidity is based on its ability to enhance its operating cash flow position, obtain capital financing from equity interest investors and borrow funds to fund its general operations, research and development activities and capital expenditures. The Group’s ability to continue as a going concern is dependent on management’s ability to execute its business plan successfully, which includes increasing market acceptance of the Group’s products to boost its sales volume to achieve economies of scale while applying more effective marketing strategies and cost control measures to better manage operating cash flow position and obtaining funds from outside sources of financing to generate positive financing cash flows. With the completion of its IPO and FO on NYSE in August and December 2020, the Group received the net proceeds, after deducting the underwriting discounts and commissions, fees and offering expenses, of RMB11,409,248 and RMB15,980,227, respectively. In July 2021, with the completion of its Global Offering on HKEX, the Group further received the net proceeds, after deducting the underwriting discounts and commissions, of Hong Kong doll
a
r (HK$) 15,823,315
.
In December, 2023, with the completion of the strategic minority investment by Volkswagen Group (“Volkswagen”), the Group received the net proceeds, after deducting related costs and expenses, of
RMB5,019,599. As of December 31, 2023, the Group’s balance of cash and cash equivalents, restricted cash, excluding RMB6,308 restricted as to withdrawal or use for legal disputes, short-term deposits, short-term investments, and current portion of long-term deposits was RMB41,888,851.
Management has concluded that its existing balance of cash and cash equivalents, short-term deposits, short-term investments and current portion of long-term deposits as of December 31, 2023, provide the Group with sufficient liquidity to meet its working capital requirements and contractual (including debt) obligations for the next twelve months following the issuance of the consolidated financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities during the normal course of operations.